Other payables to third parties	12 Months Ended
Dec. 31, 2017
Other payables to third parties
Other payables to third parties

17.    Other payables to third parties

Other payables consisted of the following:

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Payables for purchase of property, plant and equipment	330,277	413,259
Payables for project assets	354,709	254,353
Logistic charges	74,662	106,748
Capital lease (Refer to Note 16 Other long-term liabilities)	57,889	73,177
Reserve for purchase commitments (Refer to Note 7 Inventories) (3)	48,906	54,215
Trade finance (1)	99,656	59,431
Miscellaneous tax payables	27,835	33,344
Payables for land use rights	30,000	30,000
Deposits	26,639	23,391
Payable for contract termination costs (2)	83,244	19,603
Payable to non-controlling interests of Ningjin Songgong (Refer to Note 1 Organization and principal activities)	133,364	—
Others	56,436	88,397

Total other payables	1,323,617	1,155,918

(1) In November 2016, the Company sold goods to a third party and simultaneously entered into a contract to buy back these goods at same price with premium. The amount has been paid off in 2017. In July 2017, the Company sold goods to a third party and simultaneously entered into a contract to buy back these goods at same price with premium. The amount is to be paid off on a half-year basis till August 2018. The transaction does not qualify as a sale-buyback transaction and is accounted for as financing transaction.

(2) The Company terminated business relationship with one of its business partner through termination of contract in 2016. The total charge for the contract termination cost was RMB 99,635. The Company has paid RMB 80,032 as of December 31, 2017 and will pay remainder through June 2018.

(3) Interest was accrued for late payment based on terms of the Original Supply Agreement with Hemlock. For the year ended December 31, 2015, the Company accrued late payment interest of RMB 123,524. As of December 31, 2015, the total accrued interest was RMB 303,380. In 2016, the total interest of RMB 303,380 was reversed with the resolution of the Company’s dispute with Hemlock (Refer to Note 26 Commitments and Contingencies).